Summary of significant accounting policies (Details Narrative)		6 Months Ended				12 Months Ended
	May 26, 2023	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 SGD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2022 SGD ($)
Product Information [Line Items]
Convenience translation rate | (per share)		$ 0.7395	$ 1.00
Allowance for doubtful accounts for accounts receivable		$ 12,365					$ 16,721	$ 9,102
Deferred offering costs						$ 504,567		676,321
Other receivables							284,550
Interest rate	5.00%
Debt instrument term	1 year
Contract liabilities		32,142					43,466	$ 194,300
Advertising expense		279,899	$ 378,507	$ 383,633	$ 533,365
Selling and marketing expenses		627,453	$ 848,504	721,563	$ 1,003,189
Government contract receivable		$ 6,210		$ 147,531			$ 8,399		$ 205,113
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage						25.85%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage				30.90%	30.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						15.40%
Supplier Concentration Risk [Member] | Purchases [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						17.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						12.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk percentage		18.91%	18.91%